Fair Value Measurements (Details Textual) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 18, 2019
Private Placement Warrants [Member]
Warrant price		$ 0.91	$ 0.91
Warrant for value	$ 3,600,000	$ 2,300,000	$ 300,000
Public Warrants [Member]
Warrant price		$ 0.77	$ 0.77
Warrant for value	$ 5,600,000	$ 5,400,000	$ 400,000